Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. federal	$ (180)	$ 882
State and local	750	29
Total current	570	851
Deferred
U.S. federal	(904)	(919)
State and local	(338)	(425)
Total deferred	(1,242)	(1,344)
Total U.S. federal	(1,084)	(97)
Total State and local	413	(396)
Income tax (benefit) expense	$ (671)	$ (493)